Supplemental Disclosures Comprehsensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Total compensation expense	$ 174.3	$ 231.1
Operating
Entity Information [Line Items]
Total compensation expense	76.6	96.3
General and administrative
Entity Information [Line Items]
Total compensation expense	72.8	88.8
Share-based compensation
Entity Information [Line Items]
Total compensation expense	$ 24.9	$ 46.0